SHARE OPTION PLAN (Details 4) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 $0.86 USD ($)	Dec. 31, 2013 $1.09-1.85 USD ($)	Dec. 31, 2013 $1.86-2.85 USD ($)	Dec. 31, 2013 Options CNY
SHARE OPTION PLAN
Average exercise price					$ 0.86
Average exercise price, lower limit						$ 1.09	$ 1.86
Average exercise price, upper limit						$ 1.85	$ 2.85
Options outstanding, Number outstanding	6,699,624	6,699,624			961,600	5,155,887	582,137
Options outstanding, Weighted average remaining contractual life	2 years 7 months 17 days	2 years 7 months 17 days			11 months 5 days	2 years 6 months 25 days	5 years 10 months 13 days
Options outstanding, Weighted average exercise price	$ 1.54				$ 0.86	$ 1.56	$ 1.95
Options outstanding, Weighted average intrinsic value	$ 0.77				$ 1.41	$ 0.73	$ 0.32
Options exercisable, Number exercisable	6,589,624	6,589,624			961,600	5,045,887	582,137
Options exercisable. Weighted average remaining contractual life	2 years 6 months 14 days	2 years 6 months 14 days			11 months 5 days	2 years 5 months 16 days	5 years 10 months 13 days
Options exercisable, Weighted average exercise price	$ 1.49				$ 0.86	$ 1.56	$ 1.95
Options exercisable, Weighted average intrinsic value	$ 0.78				$ 1.41	$ 0.71	$ 0.32
Total intrinsic value of options exercised		13,141	5,103	840
Unrecognized share-based compensation cost related to share options								466
Unrecognized compensation cost, recognition period								9 months 29 days